NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED AUGUST 19, 2014

TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

     Prospectuses and Summary Prospectuses dated

         February 10, 2014, as supplemented

Nuveen Multistate Trust I

     Prospectus and Summary Prospectuses dated

         February 10, 2014, as supplemented

Nuveen Multistate Trust II

     Prospectuses and Summary Prospectuses dated

         June 30, 2014

Nuveen Multistate Trust III

     Prospectus and Summary Prospectuses dated

         February 10, 2014, as supplemented

Nuveen Multistate Trust IV

     Prospectus and Summary Prospectuses dated

         February 10, 2014, as supplemented

Nuveen Investment Trust

     Prospectuses and Summary Prospectuses dated

         October 31, 2013, as supplemented

     Prospectuses and Summary Prospectuses dated

         December 31, 2013, as supplemented

     Prospectus dated February 28, 2014, as supplemented

     Prospectus and Summary Prospectuses dated

         June 16, 2014

Nuveen Investment Trust II

     Prospectuses and Summary Prospectuses dated

         November 29, 2013, as supplemented

     Prospectus dated December 10, 2013

     Prospectus and Summary Prospectuses dated

         December 31, 2013, as supplemented

     Prospectus and Summary Prospectuses dated

         January 31, 2014, as supplemented

     Prospectus and Summary Prospectus dated

         May 13, 2014

Nuveen Investment Trust III

     Prospectus dated January 15, 2014, as

         supplemented

     Prospectus and Summary Prospectuses dated

         January 31, 2014, as supplemented

Nuveen Investment Trust V

     Prospectuses and Summary Prospectuses dated

         January 31, 2014, as supplemented

Nuveen Managed Accounts Portfolios Trust

     Prospectus dated November 29, 2013, as

         supplemented

Nuveen Investment Funds, Inc.

     Prospectus and Summary Prospectuses dated

         October 31, 2013, as supplemented

     Prospectus and Summary Prospectuses dated

         February 10, 2014, as supplemented

     Prospectuses and Summary Prospectuses dated

         February 28, 2014, as supplemented

     Prospectus and Summary Prospectuses dated

         April 30, 2014, as supplemented

Nuveen Strategy Funds, Inc.

     Prospectus and Summary Prospectuses dated

         December 31, 2013, as supplemented

This supplement replaces the prospectus and summary prospectus supplement dated April 14, 2014, where applicable. For prospectuses dated after April 14, 2014, this supplement replaces the third and fourth paragraphs of the section “How We Manage Your Money—Who Manages the Fund.”

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments. Because the consummation of the transaction will be deemed an “assignment” (as defined in the Investment Company Act of 1940) of the funds’ investment management agreements and investment sub-advisory agreements, resulting in their automatic termination, fund shareholders were asked to approve new investment management agreements with Nuveen Fund Advisors, LLC and new investment sub-advisory agreements with each fund’s sub-adviser or sub-advisers. The new agreements have been approved by shareholders of all series of the above trusts and corporations, except for the following:

-	Nuveen California High Yield Municipal Bond Fund
-	Nuveen Core Dividend Fund
-	Nuveen Equity Long/Short Fund
-	Nuveen Mid Cap Index Fund
-	Nuveen NWQ Flexible Income Fund
-	Nuveen NWQ Large-Cap Value Fund
-	Nuveen NWQ Small-Cap Value Fund
-	Nuveen NWQ Small/Mid-Cap Value Fund
-	Nuveen Small Cap Index Fund
-	Nuveen Strategy Aggressive Growth Allocation Fund
-	Nuveen Strategy Growth Allocation Fund
-	Nuveen Tradewinds Emerging Markets Fund
-	Nuveen Tradewinds Global All-Cap Fund
-	Nuveen Tradewinds Value Opportunities Fund
-	Nuveen Winslow Large-Cap Growth Fund

Shareholder meetings for the foregoing series have been adjourned until Friday, September 19, 2014, with respect to approval of the new investment management and investment sub-advisory agreements (as well as the approval of certain fundamental investment policy changes) to permit the continued solicitation of additional votes. The adjourned meetings for these series will be held at 2:30 p.m., Central time, on Friday, September 19, 2014 at the offices of Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606.

As a result of obtaining the approvals of new investment management and sub-advisory agreements described herein and consents and other approvals obtained from other clients of Nuveen Investments’ affiliated advisers, the transaction condition requiring the consent of a specified percentage of clients of Nuveen Investments and its affiliated advisers has been satisfied. The transaction is currently expected to close early in the fourth quarter of 2014, but remains subject to other customary closing conditions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLSP-0814P